CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary shares	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated other comprehensive income	Retained Earnings
Beginning Balance at Dec. 31, 2011	$ 681,544	$ 5,055	$ 211,549	$ 44	$ (16,446)	$ 481,342
Beginning Balance (in shares) at Dec. 31, 2011		60,135,603
Comprehensive Income:
Net income	8,971					8,971
Currency translation adjustment	7,642				7,642
Currency impact of long term funding	1,182				1,182
Tax on currency impact of long term funding	(206)				(206)
Unrealized capital gain - investments	447				447
Total comprehensive income	18,036				9,065	8,971
Exercise of share options (in shares)		74,528
Exercise of share options	814	6	808
Issue of ordinary shares
Share issuance costs	(9)		(9)
Non-cash stock compensation expense	2,431		2,431
Share repurchase programme	(1,416)	(6)		6		(1,416)
Share repurchase programme, shares		(82,100)
Share repurchase costs	(18)					(18)
Tax benefit on exercise of options	392		392
Ending Balance at Mar. 31, 2012	$ 701,774	$ 5,055	$ 215,171	$ 50	$ (7,381)	$ 488,879
Ending Balance (in shares) at Mar. 31, 2012		60,128,031